Interest Income (Expense), Net - Summary of Interest Income (Expense), Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Income	$ 34	$ 55	$ 47
Expense	(54)	(54)	(54)
Total	$ (20)	$ 1	$ (7)